[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]
February 25, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Dow Target Variable Fund LLC (811-9019; 333-64349)
Ladies and Gentlemen:
On behalf of the above registrant, enclosed herewith for electronic filing is a definitive proxy statement on Schedule 14A regarding the proposed liquidation of the fund.
This letter also responds to comments of the staff of the Securities and Exchange Commission (“Commission”) on the preliminary proxy statement (the “Proxy Statement”), which Ms. Marquigny communicated to me by telephone on February 18, 2011. Registrant filed the Proxy Statement with the Commission on February 11, 2011. The changes described below are included in the definitive proxy statement filed herewith.
For convenience, each of Registrant’s responses below is preceded by the applicable Staff comment. Capitalized terms used herein have the meanings given to them in the Proxy Statement.
Comment 1: Please include the shareholder meeting date.
Response: The shareholder meeting date has been included.
Comment 2: Please identify the liquidation date the first time it is mentioned in both the proxy and the notice letter.
Response: The proxy and the notice letter have been revised to include the liquidation date of April 8, 2011, or such other date as established by officers of the Fund, the first time it is mentioned in both the proxy and the notice letter.
Comment 3:
(a)	Please clarify the impact of the Plan of Liquidation on the right of contract owners to redeem. Specifically, please state that the Plan of Liquidation will not affect the contract owners’ right to redeem to redeem shares at the applicable net asset value per share.

Response: The following sentence has been added to the section “Effects on Variable Contract Owners:”

The adoption of the Plan does not affect contract owners’ rights to redeem shares at the applicable net asset value per share.

(b)	At each point discussing the ability to transfer out of the Fund before the liquidation, please clarify what procedures a contract owner must follow if they wish to transfer out of the Fund before the liquidation date.

Response: Disclosure has been added to clarify that contract owners may transfer out of the Fund prior to the liquidation date by following the transfer procedures described in the variable contract prospectus.
Comment 4: If correct, please state that all officers and service providers will continue in their current capacity until the Fund is liquidated.
Response: The requested disclosure has been added.
Comment 5: In the section “Reasons for the Proposed Liquidations” please add: (1) a description of the current reimbursements, including whether they are contractual or voluntary, (2) if they are contractual, include the term of the contractual agreement, and (3) include an N-1/A type fee table.
Response: The requested disclosure has been included.
Comment 6: Please clarify what happens if the liquidation is not approved by the contract owners.
Response: The disclosure has been revised to clarify that if the liquidations are not approved, the Portfolios will continue to be operated and managed in accordance with its objectives and policies until the Board determines what other action, if any, may be appropriate.
Comment 7: Please clarify that the expenses of the liquidation that are to be borne by the Portfolios (such as brokerage commissions and dealer spreads) will indirectly be borne by the contract owners remaining in the Portfolios.
Response: The requested disclosure has been added.
Comment 8: In the letter and the proxy, please revise the language to remove references to a “substitution.”
Response: The language has been revised to remove such references and says that “a liquidation of a Portfolio will result in the equivalent of your requesting a transfer to the Ohio National Fund, Inc. – Money Market Portfolio.”
Should you have any questions or comments regarding the filings, please contact me at (513) 794-6278.
Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel